INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) before taxes:
Domestic		$ 103,432	$ 142,831	$ 198,008
Foreign	[1]	(12,411)	(3,514)	3,760
PROFIT BEFORE INCOME TAX		$ 91,021	$ 139,317	$ 201,768

[1]	Foreign are amounts related to Tower's Japanese and US subsidiaries.